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New England Life Insurance Company
One Financial Center
Boston, MA 02111

May 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E
Washington, D.C. 20549

Re:  New England Variable Life Separate Account
     File Nos. 033-19540
     Zenith Life Plus
     Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, dated May 1, 2017, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 35 for the Account filed with the Commission on April 28, 2017.

If you have any questions, please call the undersigned at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Associate General Counsel